Share Plans (Schedule of Share Option Award Status Upon Completion of the Conversion) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 28, 2013	Sep. 26, 2014	Sep. 27, 2013	Jun. 27, 2013
Conversion of Covidien Equity Awards
Share options outstanding	2,399,822	3,526,789	2,760,231	1,745,258
Weighted-average exercise price, outstanding share options	$ 35.94	$ 36.84	$ 37.30
Weighted-average remaining contractual term, outstanding share options	8 years 0 months 0 days	6 years 4 months 24 days
Aggregate intrinsic value, outstanding share options	$ 22.9	$ 187.5
Share options exerciseable	550,097	832,680
Weighted-average exercise price, exercisable share options	$ 30.94	$ 31.32
Weighted-average remaining contractual term, exercisable share options	5 years 11 months 0 days	4 years 8 months 12 days
Aggregate intrinsic value, exercisable share options	$ 8.0	$ 48.8